FUNDS FOR INSTITUTIONS SERIES

FFI Premier Institutional Fund

FFI Institutional Fund

FFI Select Institutional Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated August 26, 2015 to the Prospectus of the Funds, dated August 28, 2015

This Supplement was previously filed on July 29, 2015.

The Board of Trustees of Funds For Institutions Series (the “Board”), on behalf of each Fund, recently approved certain changes to the principal investment strategies of the Funds in order for each Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Funds to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in a Fund’s weekly liquid assets. In connection with such changes, the Board also approved a change in the name of each Fund and the master portfolio corresponding to each Fund. Additionally, the Board has approved a change in each Fund’s investment objective. These changes will become effective January 4, 2016. Investors should review carefully the specific changes to the prospectus of the Funds, which are detailed below.

Accordingly, effective January 4, 2016, the Funds’ prospectus is amended as follows:

Changes in the Funds’ and Master Portfolios’ Names

FFI Premier Institutional Fund is renamed BlackRock Premier Government Institutional Fund

FFI Institutional Fund is renamed BlackRock Government Institutional Fund

FFI Select Institutional Fund is renamed BlackRock Select Government Institutional Fund

Master Premier Institutional Portfolio is renamed Master Premier Government Institutional Portfolio

Master Institutional Portfolio is renamed Master Government Institutional Portfolio

Changes in the Funds’ Investment Objectives

The section of the Funds’ prospectus entitled “Fund Overview — Key Facts About FFI Premier Institutional Fund — Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of BlackRock Premier Government Institutional Fund (the “Fund”), a series of Funds For Institutions Series (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

The section of the Funds’ prospectus entitled “Fund Overview — Key Facts About FFI Institutional Fund — Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of BlackRock Government Institutional Fund (the “Fund”), a series of Funds For Institutions Series (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

The section of the Funds’ prospectus entitled “Fund Overview — Key Facts About FFI Select Institutional Fund — Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of BlackRock Select Government Institutional Fund (the “Fund”), a series of Funds For Institutions Series (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Changes in the Funds’ Strategies and Risks

The section of the prospectus entitled “Fund Overview — Key Facts About FFI Premier Institutional Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

The Fund is a “feeder” fund that invests all of its assets in Master Premier Government Institutional Portfolio, which has the same investment objectives and strategies as the Fund. All investments are made at the Master Premier Government Institutional Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master Premier Government Institutional Portfolio. Where applicable, “BlackRock Premier Government Institutional Fund” or the “Fund” refers also to Master Premier Government Institutional Portfolio.

The section of the prospectus entitled “Fund Overview — Key Facts About FFI Premier Institutional Fund — Principal Risks of Investing in the Fund” is amended to delete “Asset-Backed Securities Risk,” “Extension Risk,” “Foreign Securities Risk,” “Municipal Securities Risks” and “Prepayment Risk;” and to delete “Regulatory Risk” in its entirety and replace it with:

■	Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

The section of the prospectus entitled “Fund Overview — Key Facts About FFI Institutional Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

The Fund is a “feeder” fund that invests all of its assets in Master Government Institutional Portfolio, which has the same investment objectives and strategies as the Fund. All investments are made at the Master Government Institutional Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master Government Institutional Portfolio. Where applicable, “BlackRock Government Institutional Fund” or the “Fund” refers also to Master Government Institutional Portfolio.

The section of the prospectus entitled “Fund Overview — Key Facts About FFI Institutional Fund — Principal Risks of Investing in the Fund” is amended to delete “Asset-Backed Securities Risk,” “Extension Risk,” “Foreign Securities Risk,” “Municipal Securities Risks” and “Prepayment Risk;” and to delete “Regulatory Risk” in its entirety and replace it with:

■	Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

The section of the prospectus entitled “Fund Overview — Key Facts About FFI Select Institutional Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

The Fund is a “feeder” fund that invests all of its assets in Master Government Institutional Portfolio, which has the same investment objectives and strategies as the Fund. All investments are made at the Master Government Institutional Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master Government Institutional Portfolio. Where applicable, “BlackRock Select Government Institutional Fund” or the “Fund” refers also to Master Government Institutional Portfolio.

The section of the prospectus entitled “Fund Overview — Key Facts About FFI Select Institutional Fund — Principal Risks of Investing in the Fund” is amended to delete “Asset-Backed Securities Risk,” “Extension Risk,” “Foreign Securities Risk,” “Municipal Securities Risks” and “Prepayment Risk;” and to delete “Regulatory Risk” in its entirety and replace it with:

■	Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

The section of the prospectus entitled “Details About the Funds — How Each Fund Invests — Premier Institutional Fund” is deleted in its entirety and replaced with the following:

Investment Objective

The investment objective of BlackRock Premier Government Institutional Fund is to seek current income as is consistent with liquidity and stability of principal.

Investment Process

In seeking to achieve the Fund’s investment objective, Fund management varies the kinds of short-term U.S. Government securities held in the Fund’s portfolio, as well as the Fund’s average maturity. Fund management decides which securities to buy and sell, as well as whether to enter into repurchase agreements, based on its assessment of their relative values and future interest rates.

Principal Investment Strategies

The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The U.S. Government securities in which the Fund may invest include:

■  Repurchase Agreements — Repurchase agreements are transactions in which the Fund purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Fund. The Fund may engage in repurchase agreements secured by U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and cash.

■  U.S. Treasury Obligations — Obligations that are direct obligations of the U.S. Treasury. These also include Treasury Receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) Program.

■  U.S. Government Obligations — Obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

■  Variable and Floating Rate Instruments — Instruments that provide for adjustments in the interest rate on certain reset dates (variable) or whenever a specified interest rate index changes (floating).

■  When-Issued and Delayed Settlement Transactions — The purchase or sale of securities on a when-issued basis, on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

The section of the prospectus entitled “Details About the Funds — How Each Fund Invests — Institutional Fund” is deleted in its entirety and replaced with the following:

Investment Objective

The investment objective of BlackRock Government Institutional Fund is to seek current income as is consistent with liquidity and stability of principal.

Investment Process

In seeking to achieve the Fund’s investment objective, Fund management varies the kinds of short-term U.S. Government securities held in the Fund’s portfolio, as well as the Fund’s average maturity. Fund management decides which securities to buy and sell, as well as whether to enter into repurchase agreements, based on its assessment of their relative values and future interest rates.

Principal Investment Strategies

The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The U.S. Government securities in which the Fund may invest include:

■  Repurchase Agreements — Repurchase agreements are transactions in which the Fund purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Fund. The Fund may engage in repurchase agreements secured by U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and cash.

■  U.S. Treasury Obligations — Obligations that are direct obligations of the U.S. Treasury. These also include Treasury Receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) Program.

■  U.S. Government Obligations — Obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

■  Variable and Floating Rate Instruments — Instruments that provide for adjustments in the interest rate on certain reset dates (variable) or whenever a specified interest rate index changes (floating).

■  When-Issued and Delayed Settlement Transactions — The purchase or sale of securities on a when-issued basis, on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

The section of the prospectus entitled “Details About the Funds — How Each Fund Invests — Select Institutional Fund” is deleted in its entirety and replaced with the following:

Investment Objective

The investment objective of BlackRock Select Government Institutional Fund is to seek current income as is consistent with liquidity and stability of principal.

Investment Process

In seeking to achieve the Fund’s investment objective, Fund management varies the kinds of short-term U.S. Government securities held in the Fund’s portfolio, as well as the Fund’s average maturity. Fund management decides which securities to buy and sell, as well as whether to enter into repurchase agreements, based on its assessment of their relative values and future interest rates.

Principal Investment Strategies

The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The U.S. Government securities in which the Fund may invest include:

■  Repurchase Agreements — Repurchase agreements are transactions in which the Fund purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Fund. The Fund may engage in repurchase agreements secured by U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and cash.

■  U.S. Treasury Obligations — Obligations that are direct obligations of the U.S. Treasury. These also include Treasury Receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) Program.

■  U.S. Government Obligations — Obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

■  Variable and Floating Rate Instruments — Instruments that provide for adjustments in the interest rate on certain reset dates (variable) or whenever a specified interest rate index changes (floating).

■  When-Issued and Delayed Settlement Transactions — The purchase or sale of securities on a when-issued basis, on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

The section of the prospectus entitled “Details About the Funds — How Each Fund Invests — Other Strategies Applicable to the Funds” is amended to delete “Investment Company Securities,” “Other Eligible Investments,” “Reverse Repurchase Agreements” and “U.S. Treasury Floating Rate Notes” with respect to each of BlackRock Premier Government Institutional Fund, BlackRock Government Institutional Fund and BlackRock Select Government Institutional Fund.

The section of the prospectus entitled “Details About the Fund — Investment Risks — Principal Risks of Investing in the Funds” is amended to delete “Asset-Backed Securities Risk,” “Extension Risk,” “Foreign Securities Risk,” “Municipal Securities Risks” and “Prepayment Risk” with respect to each of BlackRock Premier Government Institutional Fund, BlackRock Government Institutional Fund and BlackRock Select Government Institutional Fund; and to delete “Regulatory Risk” and replace it with the following:

■  Regulatory Risk (All Funds) — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effect of these amendments on an individual money market fund will depend on the type of investors (e.g., retail or institutional) and the principal investments of the fund. For example, “institutional” money market funds will be required to sell and redeem fund shares using a floating net asset value and may, at the discretion of the fund’s board of trustees, impose fees on shareholder redemptions and temporarily suspend redemptions if the fund’s weekly liquid assets fall below a certain threshold. “Retail” money market funds may impose fees and suspend redemptions, but may continue to sell and redeem shares at a constant net asset value, whereas “Government” money market funds are exempt from these structural changes. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect a Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

The section of the prospectus entitled “Details About the Fund — Investment Risks — Other Risks of Investing in the Funds” is amended to delete “Reverse Repurchase Agreement Risk” with respect to each of BlackRock Premier Government Institutional Fund, BlackRock Government Institutional Fund and BlackRock Select Government Institutional Fund.

Shareholders should retain this Supplement for future reference.

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